Pension plans	3 Months Ended
Mar. 31, 2011
Pension plans [Abstract]
Pension plans
14	Pension plans
We previously disclosed in our consolidated financial statements for the year ended December 31, 2010, that we expected to contribute US$310 to our defined benefit pension plan in 2011. As of March 31, 2011, total contributions of US$90 had been made. We do not expect any significant change in our previous estimate.

	Three-month period ended (unaudited)
	March 31, 2011
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	—	20	8
Interest cost on projected benefit obligation	98	104	25
Expected return on assets	(166)	(93)	—
Amortizations and (gain) / loss	—	9	(2)

Net periodic pension cost (credit)	(68)	40	31

	Three-month period ended (unaudited)
	December 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	1	8	7
Interest cost on projected benefit obligation	85	91	23
Expected return on assets	(139)	(76)	—
Amortizations and (gain) / loss	—	6	(7)

Net periodic pension cost (credit)	(53)	29	23

	Three-month period ended (unaudited)
	March 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	—	17	6
Interest cost on projected benefit obligation	69	88	24
Expected return on assets	(115)	(81)	—

Net periodic pension cost (credit)	(46)	24	30